General (Details Textual) - USD ($) $ in Thousands	Oct. 02, 2017	Oct. 07, 2016	Dec. 31, 2018	Oct. 07, 2017	Sep. 09, 2014
South Brazil [Member]
Business Acquisition [Line Items]
Percentage of share capital after transfer		100.00%
Business acquisition fair value of consideration transferred				$ 8,500
Pointers South Africa [Member]
Business Acquisition [Line Items]
Share capital holding percentage	88.00%
Issued and outstanding share capital, percentage	12.00%
Stock issued during period, shares, issued for services	2,519,544
Pointer Brazil [Member]
Business Acquisition [Line Items]
Share capital holding percentage		100.00%
Pointer Argentina [Member]
Business Acquisition [Line Items]
Share capital holding percentage			99.60%
Pointer Mexico [Member]
Business Acquisition [Line Items]
Share capital holding percentage			100.00%
Global Telematics S.A. Proprietary Limited [Member]
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by Parent					100.00%